UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

May 31, 2005

1.802195.101

EXF-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.4%
Gentex Corp.	617,400	$ 11,039
Diversified Consumer Services - 2.6%
Apollo Group, Inc. Class A (a)	678,610	53,271
Bright Horizons Family Solutions, Inc. (a)	452,150	16,734
		70,005
Internet & Catalog Retail - 2.7%
eBay, Inc. (a)	1,860,340	70,712
Media - 1.5%
Lamar Advertising Co. Class A (a)	350,250	14,647
Univision Communications, Inc. Class A (a)	983,600	26,174
		40,821
Specialty Retail - 5.1%
Aeropostale, Inc. (a)	612,660	16,695
Home Depot, Inc.	2,094,800	82,430
Staples, Inc.	1,705,800	36,726
		135,851
TOTAL CONSUMER DISCRETIONARY		328,428
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	1,538,300	72,654
Food Products - 1.0%
Nestle SA (Reg.)	100,079	26,337
TOTAL CONSUMER STAPLES		98,991
ENERGY - 11.7%
Energy Equipment & Services - 6.6%
BJ Services Co.	267,500	13,469
Grant Prideco, Inc. (a)	515,100	12,373
Halliburton Co.	1,126,900	48,164
National Oilwell Varco, Inc. (a)	454,622	20,458
Noble Corp.	243,900	13,810
Pride International, Inc. (a)	675,600	15,235
Schlumberger Ltd. (NY Shares)	362,700	24,798
Smith International, Inc.	172,700	10,148
Weatherford International Ltd. (a)	358,550	18,849
		177,304
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.1%
Apache Corp.	419,750	$ 24,665
Forest Oil Corp. (a)	319,735	12,713
Occidental Petroleum Corp.	405,520	29,648
Total SA sponsored ADR	280,640	31,204
Valero Energy Corp.	534,080	36,649
		134,879
TOTAL ENERGY		312,183
FINANCIALS - 24.1%
Capital Markets - 5.0%
E*TRADE Financial Corp. (a)	302,389	3,735
Goldman Sachs Group, Inc.	624,360	60,875
Merrill Lynch & Co., Inc.	639,600	34,705
UBS AG (NY Shares)	451,450	34,920
		134,235
Commercial Banks - 0.4%
Standard Chartered PLC (United Kingdom)	647,200	11,725
Insurance - 18.7%
ACE Ltd.	1,743,630	75,360
AMBAC Financial Group, Inc.	701,900	50,642
American International Group, Inc.	3,498,090	194,312
Hartford Financial Services Group, Inc.	467,980	35,000
MBIA, Inc.	316,800	17,719
The Chubb Corp.	110,330	9,293
W.R. Berkley Corp.	1,222,950	43,366
XL Capital Ltd. Class A	948,855	71,430
		497,122
TOTAL FINANCIALS		643,082
HEALTH CARE - 9.1%
Biotechnology - 0.7%
Cephalon, Inc. (a)	410,000	17,392
Health Care Equipment & Supplies - 2.4%
Kinetic Concepts, Inc. (a)	123,200	7,916
Medtronic, Inc.	624,800	33,583
Waters Corp. (a)	549,900	21,364
		62,863
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 3.4%
Pediatrix Medical Group, Inc. (a)	214,190	$ 15,771
UnitedHealth Group, Inc.	1,540,260	74,826
		90,597
Pharmaceuticals - 2.6%
Allergan, Inc.	222,050	17,167
Barr Pharmaceuticals, Inc. (a)	317,960	16,159
Roche Holding AG (participation certificate)	295,484	37,258
		70,584
TOTAL HEALTH CARE		241,436
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.0%
Honeywell International, Inc.	1,443,350	52,293
Commercial Services & Supplies - 2.7%
Robert Half International, Inc.	2,845,240	70,960
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	664,200	14,347
Fluor Corp.	241,310	13,863
		28,210
Industrial Conglomerates - 6.8%
General Electric Co.	3,615,100	131,879
Tyco International Ltd.	1,707,900	49,410
		181,289
Road & Rail - 1.8%
Burlington Northern Santa Fe Corp.	352,700	17,430
Norfolk Southern Corp.	991,900	31,661
		49,091
TOTAL INDUSTRIALS		381,843
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	1,224,700	23,735
Juniper Networks, Inc. (a)	744,700	19,094
		42,829
Computers & Peripherals - 2.9%
Dell, Inc. (a)	1,950,485	77,805
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.9%
Amphenol Corp. Class A	326,000	$ 13,819
CDW Corp.	314,040	18,271
National Instruments Corp.	785,750	18,269
		50,359
Internet Software & Services - 4.5%
Google, Inc. Class A (sub. vtg.)	249,020	69,327
Yahoo!, Inc. (a)	1,346,800	50,101
		119,428
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	323,500	16,735
Office Electronics - 0.8%
Zebra Technologies Corp. Class A (a)	489,500	20,892
Semiconductors & Semiconductor Equipment - 5.0%
Analog Devices, Inc.	491,140	18,211
ARM Holdings PLC sponsored ADR	2,680,469	15,949
FormFactor, Inc. (a)	383,200	9,971
Freescale Semiconductor, Inc.:
Class A	126,100	2,547
Class B (a)	282,200	5,700
Intel Corp.	2,447,500	65,911
National Semiconductor Corp.	777,100	15,635
		133,924
Software - 5.8%
Macrovision Corp. (a)	236,700	4,973
Microsoft Corp.	4,208,470	108,579
Oracle Corp. (a)	1,628,200	20,874
Symantec Corp. (a)	869,400	19,657
		154,083
TOTAL INFORMATION TECHNOLOGY		616,055
MATERIALS - 0.6%
Chemicals - 0.6%
Lyondell Chemical Co.	612,400	14,538
TOTAL COMMON STOCKS (Cost $2,456,259)		2,636,556
Money Market Funds - 1.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.05% (b) (Cost $27,024)	27,024,456	$ 27,024
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,483,283)		2,663,580
NET OTHER ASSETS - 0.1%		2,467
NET ASSETS - 100%		$ 2,666,047
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,489,622,000. Net unrealized appreciation aggregated $173,958,000, of which $253,607,000 related to appreciated investment securities and $79,649,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Arizona Municipal
Income Fund

May 31, 2005

1.802196.101

AZI-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Arizona - 86.5%
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.) Series A, 6.125% 7/1/09	$ 550,000	$ 583,798
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,247,603
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,092,990
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (c)	1,000,000	1,136,300
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,159,629
Arizona School Facilities Board State School Impt. Rev.:
5.25% 7/1/18	1,000,000	1,102,260
5.25% 7/1/20	1,500,000	1,647,480
Arizona State Univ. Revs.:
5% 7/1/26 (AMBAC Insured)	1,000,000	1,070,240
5.5% 7/1/17 (Pre-Refunded to 7/1/12 @ 100) (c)	2,540,000	2,890,088
5.5% 7/1/21 (Pre-Refunded to 7/1/12 @ 100) (c)	1,150,000	1,308,505
5.75% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (c)	1,500,000	1,730,235
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (b)	500,000	535,875
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,500,000	2,754,000
5.25% 7/1/13	1,500,000	1,656,375
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,243,660
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A, 5.5% 11/1/09	1,000,000	1,097,340
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	84,098
6.25% 7/1/10	500,000	562,450
6.5% 7/1/10 (MBIA Insured)	200,000	231,512
6.5% 7/1/11 (MBIA Insured)	225,000	265,437
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,000,000	1,007,300
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/14	1,000,000	1,056,930
6.125% 4/1/18	300,000	317,127
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A, 5% 7/1/16	730,000	754,382
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,054,480
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,216,808
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	$ 1,000,000	$ 1,096,150
7.4% 7/1/10	1,000,000	1,194,850
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	542,470
6.25% 7/1/11 (Escrowed to Maturity) (c)	405,000	473,453
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A:
5.375% 1/1/14 (Pre-Refunded to 1/1/10 @ 101) (c)	500,000	553,205
5.625% 1/1/29 (Pre-Refunded to 1/1/10 @ 101) (c)	795,000	888,023
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,769,580
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,171,960
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	596,383
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,463,179
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	820,692
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,000,000	1,056,160
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	400,000	424,684
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	602,655
5.5% 7/1/11	200,000	220,174
5.75% 7/1/15	675,000	748,136
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	381,681
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,406,088
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,124,620
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. (Lt. Rail Proj.) 5% 7/1/10 (AMBAC Insured)	1,000,000	1,087,630
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
5% 7/1/29 (MBIA Insured)	770,000	816,069
5.7% 7/1/09 (FGIC Insured)	1,275,000	1,403,597
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,191,380
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,709,428
Series A, 6.25% 7/1/17	1,000,000	1,246,530
Series B, 5.375% 7/1/20	1,000,000	1,113,970
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	$ 1,250,000	$ 867,875
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,109
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	212,234
Pima County Unified School District #1 Tucson:
7.5% 7/1/08 (FGIC Insured)	1,000,000	1,129,440
7.5% 7/1/10 (FGIC Insured)	250,000	301,045
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/18	1,000,000	1,103,750
5.25% 1/1/19	1,615,000	1,776,581
Series B:
5% 1/1/20	1,500,000	1,611,375
5% 1/1/21	255,000	273,069
Scottsdale Gen. Oblig. (1999 & 2000 Projs.) 5% 7/1/21 (Pre-Refunded to 7/1/11 @ 100) (c)	1,000,000	1,100,420
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	250,000	271,470
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	162,405
Tempe Gen. Oblig.:
Series 2001 A, 6% 7/1/10	600,000	680,250
5% 7/1/19	1,680,000	1,819,054
5.5% 7/1/17	1,035,000	1,186,100
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	346,574
Tucson Gen. Oblig.:
Series A, 6% 7/1/13	800,000	939,648
5% 7/1/18 (FGIC Insured)	3,295,000	3,611,810
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,253,028
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	603,555
Series A, 7% 7/1/11 (MBIA Insured)	300,000	362,133
6% 7/1/10 (MBIA Insured)	400,000	453,700
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	215,622
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,539,368
5.5% 7/1/14	425,000	489,179
Univ. Med. Ctr. Corp. Hosp. Rev. 5.25% 7/1/15	1,000,000	1,079,320
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Ctfs. of Prtn.:
(Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (Pre-Refunded to 6/1/09 @ 100) (c)	$ 500,000	$ 551,795
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	658,254
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,109,860
5.25% 6/1/13 (FSA Insured)	245,000	258,945
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (a)(b)	1,500,000	1,496,925
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	273,655
		82,683,197
Puerto Rico - 11.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,000,000	1,078,530
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	575,765
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	798,861
Series 2000 C, 6% 7/1/29	500,000	567,360
Series D, 5.25% 7/1/38	1,000,000	1,061,790
5.75% 7/1/19 (FGIC Insured)	700,000	804,125
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	2,675,000	2,924,417
5.5% 10/1/40 (Escrowed to Maturity) (c)	2,295,000	2,504,327
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	$ 200,000	$ 216,852
Series QQ, 5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	500,000	566,285
		11,098,312
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $89,798,367)		93,781,509
NET OTHER ASSETS - 1.9%		1,861,065
NET ASSETS - 100%		$ 95,642,574
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $89,782,345. Net unrealized appreciation aggregated $3,999,164, of which $4,050,743 related to appreciated investment securities and $51,579 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Maryland Municipal
Income Fund

May 31, 2005

1.802198.101

SMD-QTLY-0705

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Maryland - 84.5%
Anne Arundel County Gen. Oblig.:
5% 3/1/13	$ 1,200,000	$ 1,330,560
5.375% 3/1/15	2,000,000	2,236,180
Baltimore Board of School Commissioners School Sys. Rev. 5% 5/1/11	2,545,000	2,781,278
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,660,125
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,659,251
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,246,840
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,866,180
7% 10/15/09 (MBIA Insured)	1,000,000	1,161,190
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,042,060
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,439,061
5.2% 7/1/32 (FGIC Insured)	250,000	268,805
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured) (a)	2,250,000	2,440,868
5% 7/1/24 (Escrowed to Maturity) (c)	730,000	815,454
5% 7/1/24 (FGIC Insured)	370,000	420,102
Carroll County Gen. Oblig. 5% 11/1/11	500,000	549,955
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (c)	1,000,000	1,108,110
Series 2004 A, 5% 8/15/14	1,000,000	1,122,090
Series A:
5.25% 8/15/14	2,395,000	2,662,905
5.25% 8/15/14 (Pre-Refunded to 2/15/12 @ 100) (c)	605,000	676,910
Maryland Dept. of Trans. Consolidated Trans. Rev. 5% 11/1/10	3,000,000	3,263,160
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,654,815
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
First Series, 5.75% 8/1/14 (Pre-Refunded to 8/1/10 @ 101) (c)	5,000,000	5,669,899
Second Series:
5% 7/15/11 (Pre-Refunded to 7/15/08 @ 101) (c)	1,500,000	1,605,960
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.): - continued
Second Series: - continued
5.25% 7/15/12 (Pre-Refunded to 7/15/08 @ 101) (c)	$ 2,000,000	$ 2,156,060
5.25% 7/15/13 (Pre-Refunded to 7/15/08 @ 101) (c)	1,500,000	1,617,045
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,078,060
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,079,920
5.75% 7/1/13 (Escrowed to Maturity) (c)	385,000	436,208
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,067,990
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,000,000	1,100,930
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	925,000	965,728
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,550,595
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,732,774
Series A, 5% 7/1/38	2,000,000	2,098,100
5% 7/1/32	1,000,000	1,051,640
5.125% 7/1/20	500,000	533,245
6% 7/1/10	500,000	567,880
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,078,620
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,063,980
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,508,483
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	1,039,460
6.75% 7/1/30	500,000	571,145
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,212,893
5.25% 12/15/15	320,000	351,078
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,120,240
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	955,000	1,122,154
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,425,166
Montgomery County Gen. Oblig. Series 2004 A, 5% 4/1/11	3,430,000	3,772,966
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	$ 500,000	$ 538,860
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6% 7/1/07 (b)	500,000	524,415
5.5% 4/1/12 (AMBAC Insured) (b)	1,500,000	1,665,330
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,798,632
Prince Georges County Gen. Oblig.:
Series A, 5% 10/1/19	2,000,000	2,180,300
5.5% 5/15/11 (FSA Insured)	2,000,000	2,250,840
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,786,299
Washington D.C. Suburban Sanitation District 5% 6/1/13	1,500,000	1,673,445
		91,402,239
Puerto Rico - 13.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,172,950
Series A, 5.5% 7/1/18 (MBIA Insured)	1,000,000	1,181,840
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,151,530
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	850,000	929,254
5.5% 10/1/40 (Escrowed to Maturity) (c)	3,700,000	4,037,477
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,168,590
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,385,372
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,683,660
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	$ 200,000	$ 232,864
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,172,950
		15,116,487
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $101,730,221)		106,518,726
NET OTHER ASSETS - 1.6%		1,684,598
NET ASSETS - 100%		$ 108,203,324
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
5 U.S. Treasury Bond Contracts	Sept. 2005	$ 566,328	$ (492)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At May 31, 2005, the aggregate cost of investment securities for income tax purposes was $101,726,263. Net unrealized appreciation aggregated $4,792,463, of which $4,914,500 related to appreciated investment securities and $122,037 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2005